Consolidated Statement of Cash Flows Statement - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net earnings (loss)	$ 176	$ (90)	$ (118)
Depreciation and amortization (Note 34)	709	710	708
Gain (loss) on sale of assets (Note 4)	(45)	0	(1)
Accretion of provisions (Note 21)	23	24	23
Decommissioning and restoration costs settled (Note 21)	(34)	(31)	(19)
Deferred income tax expense (recovery) (Note 11)	(18)	(34)	(15)
Unrealized (gain) loss from risk management activities	(32)	30	(48)
Unrealized foreign exchange loss	13	28	22
Provisions	13	7	(7)
Asset impairment charges (reversals) (Note 7)	25	73	20
Other non-cash items	(102)	147	175
Cash flow from operations before changes in working capital	728	864	740
Change in non-cash operating working capital balances (Note 30)	121	(44)	(114)
Cash flow from operating activities	849	820	626
Investing activities
Additions to property, plant and equipment (Note 17 and 34)	(417)	(277)	(338)
Additions to intangibles (Note 19 and 34)	(14)	(20)	(51)
Restricted cash (Note 22)	34	(35)	(30)
Loan receivable (Note 20)	(10)	1	(38)
Acquisition of renewable energy facilities, net of cash acquired (Note 4)	(117)	(30)	0
Investment in the Pioneer Pipeline	(83)	(15)	0
Proceeds on sale of property, plant and equipment	13	2	3
Proceeds on sale of Wintering Hills facility and Solomon disposition (Note 4)	0	2	478
Income tax expense on Solomon disposition (Note 4 and 11)	0	0	(56)
Realized gains on financial instruments	3	2	6
Decrease in finance lease receivable	24	59	59
Other	23	13	(3)
Change in non-cash investing working capital balances	32	(96)	57
Cash flow from (used in) investing activities	(512)	(394)	87
Financing activities
Net increase (decrease) in borrowings under credit facilities (Note 22)	(119)	312	26
Repayment of long-term debt (Note 22)	(96)	(1,179)	(814)
Issuance of long-term debt (Note 22)	166	345	260
Issuance of exchangeable securities	350	0	0
Net proceeds on sale of non-controlling interest in subsidiary (Note 4)	0	144	0
Repurchase of common shares under NCIB (Note 24)	(68)	(23)	0
Realized gains on financial instruments	0	48	106
Distributions paid to subsidiaries' non-controlling interests (Note 12)	(106)	(165)	(172)
Decrease in finance lease obligations (Note 22)	(21)	(18)	(17)
Financing fees and other	(35)	(31)	(6)
Change in non-cash financing working capital balances	0	2	0
Cash flow used in financing activities	(14)	(651)	(703)
Cash flow from (used in) operating, investing, and financing activities	323	(225)	10
Effect of translation on foreign currency cash	(1)	0	(1)
Increase (decrease) in cash and cash equivalents	322	(225)	9
Cash and cash equivalents, beginning of year	89	314	305
Cash and cash equivalents, end of year	411	89	314
Cash income taxes paid	35	87	14
Cash interest paid	185	188	230
Purchase of other long-term assets, classified as investing activities	83	15	0
Common shares
Financing activities
Dividends paid, classified as financing activities	(45)	(46)	(46)
Preferred shares
Financing activities
Dividends paid, classified as financing activities	$ (40)	$ (40)	$ (40)